Taxation - Weighted Average of Tax Rates Applicable to Accounting Profits and Losses (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	£ 1,797	£ 1,483	£ 1,847
Tax at average applicable rates	(418)	(331)	(418)
Tax effect of share of results of joint ventures	6	3	10
Expenses not deductible for tax purposes	24	18	(3)
Non-deductible costs of share based remuneration	(2)	(2)	(1)
Non-deductible disposal-related gains and losses	1	(2)	4
Deferred tax assets of the period not recognised	(8)	(19)	(15)
Change in recognition and measurement of deferred tax	25	14	12
Other adjustments in respect of prior periods	46	44	73
Tax expense	£ (326)	£ (275)	£ (338)
Tax at average applicable rates	23.30%	22.30%	22.60%
Tax effect of share of results of joint ventures	0.30%	0.20%	0.50%
Income not taxable and expenses not deductible	1.40%	1.20%	0.20%
Non-deductible costs of share based remuneration	0.10%	0.10%	0.10%
Non-deductible disposal-related gains and losses	0.10%	0.10%	0.20%
Deferred tax assets of the period not recognised	0.40%	1.30%	0.80%
Change in recognition and measurement of deferred tax	1.40%	(0.90%)	0.60%
Other adjustments in respect of prior periods	2.50%	3.00%	4.00%
Tax expense	18.10%	18.50%	18.30%